Noncontrolling Interests	9 Months Ended
Sep. 30, 2020
Noncontrolling Interest [Abstract]
Noncontrolling Interests
20.	Noncontrolling Interests

Shift4 Payments, Inc. is the sole managing member of Shift4 Payments, LLC, and consolidates the financial results of Shift4 Payments, LLC. The noncontrolling interests balance represents the economic interest in Shift4 Payments, LLC held by the Continuing Equity Owners. The following table summarizes the ownership of LLC Interests in Shift4 Payments, LLC:

	LLC Interests			Ownership percentage
	Shift4 Payments, Inc.	Continuing Equity Owners	Total	Shift4 Payments, Inc.	Continuing Equity Owners	Total
Balances at June 4, 2020	38,832,816	39,204,989	78,037,805	49.8%	50.2%	100.0%
Issuance of LLC units	2,000,000	—	2,000,000	1.2%	(1.2%)	—
Redemption of LLC units	3,637,501	(3,637,501)	—	4.6%	(4.6%)	—

Balances at September 30, 2020	44,470,317	35,567,488	80,037,805	55.6%	44.4%	100.0%

The Continuing Equity Holders have the right to require the Company to redeem their LLC Interests for, at the option of the Company, determined solely by the Company’s independent directors, newly-issued shares of Class A common stock on a one-for-one basis or a cash payment equal to a volume weighted average market price of one share of Class A common stock for each LLC Interest redeemed. In connection with the exercise of the redemption or exchange of LLC Interests (1) the Continuing Equity Owners will be required to surrender a number of shares of Class B common stock registered in the name of such redeeming or exchanging Continuing Equity Owner (or its applicable affiliate), which the Company will cancel for no consideration on a one-for-one basis with the number of LLC Interests so redeemed or exchanged and (2) all redeeming members will surrender LLC Interests to Shift4 Payments, LLC for cancellation.

As described in Note 1, on September 15, 2020, the selling stockholders sold 8,000,000 shares of Class A common stock in the Follow-on Offering. On October 6, 2020, the selling stockholders sold 1,500,000 shares of Class A common stock pursuant to the exercise by the underwriters of their option to purchase additional shares. This included an additional 682,031 LLC Interests that were exchanged for 682,031 shares of Class A common stock with an immediate cancellation of an equivalent number of Class B shares of common stock. As a result, as of October 6, 2020, Shift4 Payments, Inc. owns 56.4% of Shift4 Payments, LLC and the Continuing Equity Owners own 43.6% of Shift4 Payments LLC.